Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Fair Value Hierarchy of Financial Assets and Liabilities Measured

The following table summarizes the fair value hierarchy of our financial assets and liabilities measured (in thousands):

	Fair Value Measurement at June 30, 2012		Fair Value Measurement at June 30, 2011
	Level 1	Total Balance	Level 1	Total Balance
Assets
Cash equivalents:
Money market funds	$7,010	$7,010	$9,543	$9,543

Short-term investments:
Time deposits	—	—	633	633

Total Assets	$7,010	$7,010	$10,176	$10,176